Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	19 Months Ended	22 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Tema American Reshoring ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema American Reshoring ETF NAV
Average Annual Return, Percent		7.35%				23.76%
Tema Electrification ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Electrification ETF NAV
Average Annual Return, Percent	(11.56%)
Tema GLP-1, Obesity & Cardiometabolic ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema GLP-1, Obesity & Cardiometabolic ETF NAV
Average Annual Return, Percent		(7.20%)		14.06%
Tema Luxury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Luxury ETF NAV
Average Annual Return, Percent		(4.51%)				(0.84%)
Tema Monopolies and Oligopolies ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Monopolies and Oligopolies ETF NAV
Average Annual Return, Percent		10.02%				18.45%
Tema Neuroscience and Mental Health ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Neuroscience and Mental Health ETF NAV
Average Annual Return, Percent		(2.98%)	(0.89%)
Tema Oncology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Oncology ETF NAV
Average Annual Return, Percent		(6.64%)			3.43%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%				24.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	(1.27%)
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%		25.28%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%				24.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%				24.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%	22.13%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		18.41%			21.83%